SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024
Rou Asset And Leases
Remainder of fiscal year	$ 99,590
1 year	48,901	$ 99,445
2 year	8,436	79,016
3 year		29,875
4 year
Year 4 & Thereafter
Total	$ 156,927	$ 208,336